Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

May 31, 2019

SS1-QTLY-0719
1.9863241.104

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.45% 6/30/20	$10,830,000	$10,802,593
3.6% 2/17/23	3,089,000	3,168,520
Verizon Communications, Inc.:
2.946% 3/15/22	3,294,000	3,337,412
3.125% 3/16/22	8,000,000	8,137,266
		25,445,791
Entertainment - 0.6%
The Walt Disney Co. 4.5% 2/15/21 (a)	9,320,000	9,640,330
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,900,000	5,943,739
4.464% 7/23/22	7,000,000	7,256,738
Comcast Corp.:
3.3% 10/1/20	5,150,000	5,204,404
3.45% 10/1/21	5,150,000	5,259,623
5.15% 3/1/20	5,000,000	5,094,935
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.3426% 9/20/19 (b)(c)	3,630,000	3,635,256
		32,394,695

TOTAL COMMUNICATION SERVICES		67,480,816

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 3.8%
American Honda Finance Corp.:
2.65% 2/12/21	7,000,000	7,030,899
3.15% 1/8/21	1,525,000	1,543,370
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	8,250,000	8,437,767
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,300,000	2,297,860
2.2% 5/5/20 (a)	5,350,000	5,323,943
2.25% 3/2/20 (a)	3,200,000	3,189,572
2.3% 1/6/20 (a)	4,700,000	4,690,646
2.3% 2/12/21 (a)	4,350,000	4,316,520
2.45% 5/18/20 (a)	2,200,000	2,193,877
3.35% 5/4/21 (a)	5,000,000	5,049,546
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,400,000	4,392,574
2.45% 11/6/20	5,400,000	5,352,605
2.65% 4/13/20	3,293,000	3,290,276
4.2% 11/6/21	10,000,000	10,192,795
		67,302,250
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	3,578,000	3,595,632
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	3,012,000	2,997,425
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,564,935

TOTAL CONSUMER DISCRETIONARY		78,460,242

CONSUMER STAPLES - 3.8%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,527,347
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.218% 11/15/21 (b)(c)	5,125,000	5,125,820
		8,653,167
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	8,750,000	8,730,591
Food Products - 0.7%
Conagra Brands, Inc. 3.8% 10/22/21	4,115,000	4,208,246
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (b)(c)	5,000,000	4,999,900
Tyson Foods, Inc. 2.65% 8/15/19	3,150,000	3,149,126
		12,357,272
Tobacco - 2.1%
Altria Group, Inc.:
3.49% 2/14/22	1,452,000	1,478,332
3.8% 2/14/24	1,753,000	1,801,517
4.75% 5/5/21	3,838,000	3,983,635
BAT Capital Corp. 2.297% 8/14/20	10,400,000	10,350,052
BAT International Finance PLC 2.75% 6/15/20 (a)	5,000,000	4,998,479
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	4,900,000	4,904,847
3.75% 7/21/22 (a)	4,000,000	4,063,325
Philip Morris International, Inc. 2.875% 5/1/24	3,530,000	3,545,492
Reynolds American, Inc. 3.25% 6/12/20	2,489,000	2,501,161
		37,626,840

TOTAL CONSUMER STAPLES		67,367,870

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,509,000	4,657,520
Cenovus Energy, Inc. 3% 8/15/22	3,677,000	3,660,517
Devon Energy Corp. 3.25% 5/15/22	6,945,000	7,031,843
Energy Transfer Partners LP:
3.6% 2/1/23	2,641,000	2,669,701
4.2% 9/15/23	1,337,000	1,382,202
Enterprise Products Operating LP:
2.55% 10/15/19	6,011,000	6,004,323
2.8% 2/15/21	1,688,000	1,691,989
EOG Resources, Inc. 2.45% 4/1/20	5,467,000	5,460,180
EQT Corp. 2.5% 10/1/20	2,054,000	2,043,325
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,093,000	2,131,673
Kinder Morgan, Inc. 3.05% 12/1/19	5,497,000	5,502,034
MPLX LP:
3.375% 3/15/23	3,922,000	3,964,271
4.5% 7/15/23	795,000	834,266
Petroleos Mexicanos 4.875% 1/24/22	14,500,000	14,701,550
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.1206% 2/26/21 (b)(c)	4,543,000	4,543,115
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,885,000	3,946,313
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,072,994
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,476,000	3,535,692
TransCanada PipeLines Ltd. 2.125% 11/15/19	4,510,000	4,497,844
Western Gas Partners LP 5.375% 6/1/21	7,361,000	7,585,571
Williams Partners LP 3.6% 3/15/22	9,400,000	9,560,479
		100,477,402
FINANCIALS - 28.2%
Banks - 14.2%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.0015% 1/19/21 (a)(b)(c)	5,000,000	5,006,400
3.4% 8/27/21 (a)	6,991,000	7,094,893
Bank of America Corp.:
2.369% 7/21/21 (b)	4,000,000	3,987,713
2.625% 10/19/20	13,000,000	13,005,004
3.124% 1/20/23 (b)	15,000,000	15,096,228
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 3.0815% 7/20/20 (a)(b)(c)	5,500,000	5,515,880
Barclays Bank PLC 2.65% 1/11/21	7,900,000	7,882,283
Barclays PLC 2.75% 11/8/19	5,000,000	4,992,910
BPCE SA 3.145% 7/31/20 (a)	4,000,000	4,026,832
Citigroup, Inc.:
2.4% 2/18/20	3,174,000	3,169,744
2.75% 4/25/22	7,300,000	7,304,088
3.142% 1/24/23 (b)	15,000,000	15,088,400
Citizens Bank NA:
2.25% 3/2/20	4,850,000	4,836,069
2.45% 12/4/19	1,855,000	1,853,774
2.55% 5/13/21	2,684,000	2,675,830
Compass Bank 3.5% 6/11/21	3,301,000	3,345,081
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,000,000	15,150,053
Danske Bank A/S 3.875% 9/12/23 (a)	2,500,000	2,509,143
Fifth Third Bancorp 2.875% 7/27/20	2,389,000	2,398,340
HSBC Holdings PLC 3 month U.S. LIBOR + 0.600% 3.1196% 5/18/21 (b)(c)	7,000,000	7,003,559
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 3.1151% 2/5/21 (b)(c)	4,250,000	4,260,157
3.25% 5/14/21	5,000,000	5,057,211
ING Bank NV 2.7% 8/17/20 (a)	1,228,000	1,230,531
ING Groep NV 3.15% 3/29/22	8,650,000	8,758,761
JPMorgan Chase & Co.:
2.55% 10/29/20	33,000,000	33,018,380
3.514% 6/18/22 (b)	10,500,000	10,668,975
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0551% 5/7/21 (b)(c)	5,000,000	4,997,561
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	4,000,000	3,929,569
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	1,748,000	1,759,348
3.218% 3/7/22	4,000,000	4,067,552
3.535% 7/26/21	5,000,000	5,096,262
Regions Financial Corp. 2.75% 8/14/22	4,268,000	4,275,917
Royal Bank of Canada:
2.15% 10/26/20	5,350,000	5,329,219
3.2% 4/30/21	5,500,000	5,581,649
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	4,000,000	4,134,241
Wells Fargo Bank NA 3.325% 7/23/21 (b)	10,000,000	10,074,544
Westpac Banking Corp. 2.15% 3/6/20	2,250,000	2,243,846
ZB, National Association 3.5% 8/27/21	4,421,000	4,493,075
Zions Bancorp NA 3.35% 3/4/22	1,514,000	1,534,763
		252,453,785
Capital Markets - 6.0%
Deutsche Bank AG 2.7% 7/13/20	12,011,000	11,891,648
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,000,000	11,987,064
2.905% 7/24/23 (b)	5,000,000	5,006,797
3% 4/26/22	20,000,000	20,063,613
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,754,000	2,761,121
Moody's Corp.:
2.75% 12/15/21	1,395,000	1,401,484
3.25% 6/7/21	2,377,000	2,410,611
5.5% 9/1/20	5,734,000	5,937,440
Morgan Stanley:
2.625% 11/17/21	19,750,000	19,644,478
2.65% 1/27/20	15,750,000	15,748,460
UBS AG London Branch 2.2% 6/8/20 (a)	8,500,000	8,465,660
		105,318,376
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	1,689,000	1,740,437
4.45% 12/16/21	1,037,000	1,069,395
4.875% 1/16/24	1,121,000	1,184,887
American Express Co. 2.75% 5/20/22	4,000,000	4,015,457
American Express Credit Corp. 2.25% 5/5/21	5,500,000	5,468,911
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.2528% 7/30/21 (a)(b)(c)	4,005,000	3,994,948
3 month U.S. LIBOR + 0.950% 3.5761% 6/1/21 (a)(b)(c)	3,939,000	3,951,263
Capital One Financial Corp. 2.5% 5/12/20	9,500,000	9,482,541
Ford Motor Credit Co. LLC:
2.343% 11/2/20	2,500,000	2,469,748
2.425% 6/12/20	16,500,000	16,380,603
2.597% 11/4/19	2,500,000	2,497,579
3.157% 8/4/20	2,000,000	1,997,799
3.336% 3/18/21	8,500,000	8,463,246
4.14% 2/15/23	2,500,000	2,493,613
Hyundai Capital America 2% 7/1/19 (a)	4,500,000	4,497,308
Synchrony Financial:
3% 8/15/19	1,208,000	1,208,115
4.375% 3/19/24	3,823,000	3,930,198
		74,846,048
Diversified Financial Services - 2.0%
AIG Global Funding:
2.15% 7/2/20 (a)	5,496,000	5,469,394
3.35% 6/25/21 (a)	5,000,000	5,065,399
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	519,000	519,514
AXA Equitable Holdings, Inc. 3.9% 4/20/23	417,000	432,039
Brixmor Operating Partnership LP 3.875% 8/15/22	5,111,000	5,225,192
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.9646% 3/17/20 (a)(b)(c)	3,000,000	3,000,971
3 month U.S. LIBOR + 0.650% 3.2646% 9/17/21 (a)(b)(c)	2,500,000	2,500,675
3.2% 9/17/20 (a)	3,000,000	3,020,658
GE Capital International Funding Co. 2.342% 11/15/20	10,500,000	10,395,834
		35,629,676
Insurance - 1.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,161,000	1,160,351
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.1526% 9/20/21 (a)(b)(c)	4,799,000	4,795,017
Aon Corp. 5% 9/30/20	2,877,000	2,968,893
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,698,000	2,759,579
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,316,000	5,307,377
2.75% 1/30/22	2,497,000	2,503,969
3.5% 12/29/20	2,141,000	2,172,455
Protective Life Global Funding 2.161% 9/25/20 (a)	5,500,000	5,479,816
Unum Group 5.625% 9/15/20	4,624,000	4,801,332
		31,948,789

TOTAL FINANCIALS		500,196,674

HEALTH CARE - 7.2%
Biotechnology - 0.3%
AbbVie, Inc. 2.5% 5/14/20	4,336,000	4,329,395
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	4,142,000	4,143,107
2.404% 6/5/20	11,000,000	10,959,727
Boston Scientific Corp. 3.45% 3/1/24	1,437,000	1,470,841
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.3753% 3/19/21 (b)(c)	3,401,000	3,396,406
		19,970,081
Health Care Providers & Services - 2.4%
Cigna Corp. 3.4% 9/17/21 (a)	3,693,000	3,744,868
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (b)(c)	5,000,000	5,020,197
2.8% 7/20/20	5,200,000	5,206,708
3.35% 3/9/21	6,614,000	6,680,717
3.7% 3/9/23	5,000,000	5,110,582
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	2,489,000	2,540,667
Express Scripts Holding Co.:
2.6% 11/30/20	991,000	988,462
4.75% 11/15/21	1,759,000	1,843,989
Humana, Inc. 2.5% 12/15/20	2,920,000	2,908,853
UnitedHealth Group, Inc. 3.35% 7/15/22	4,000,000	4,099,150
WellPoint, Inc. 3.125% 5/15/22	4,400,000	4,449,439
		42,593,632
Pharmaceuticals - 3.4%
Actavis Funding SCS:
3% 3/12/20	10,916,000	10,928,381
3.45% 3/15/22	5,500,000	5,531,587
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	5,500,000	5,546,470
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	5,000,000	5,024,825
2.6% 5/16/22 (a)	3,486,000	3,510,660
GlaxoSmithKline Capital PLC 3.125% 5/14/21	5,000,000	5,062,450
Mylan NV:
2.5% 6/7/19	4,297,000	4,296,714
3.15% 6/15/21	2,200,000	2,188,981
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	11,000,000	10,967,465
2.4% 9/23/21	2,324,000	2,303,149
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	1,374,000	1,370,084
2.2% 7/21/21	3,250,000	2,998,775
Zoetis, Inc. 3.45% 11/13/20	484,000	489,680
		60,219,221

TOTAL HEALTH CARE		127,112,329

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.9%
General Dynamics Corp. 3% 5/11/21	6,000,000	6,075,311
Northrop Grumman Corp. 2.08% 10/15/20	6,000,000	5,958,283
Rockwell Collins, Inc. 1.95% 7/15/19	1,892,000	1,890,145
United Technologies Corp. 3.35% 8/16/21	1,256,000	1,278,131
		15,201,870
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,498,044
3.4% 4/19/21	3,388,000	3,421,335
		8,919,379
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	3,605,000	3,652,100
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	110,000	109,949
Machinery - 0.5%
Caterpillar Financial Services Corp. 2.65% 5/17/21	4,000,000	4,018,196
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.9109% 9/15/21 (b)(c)	4,247,000	4,246,975
		8,265,171
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/20	2,219,000	2,209,853
2.5% 3/1/21	2,533,000	2,524,213
3.5% 1/15/22	5,000,000	5,075,604
International Lease Finance Corp. 5.875% 8/15/22	4,500,000	4,866,903
		14,676,573

TOTAL INDUSTRIALS		50,825,042

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 1.0%
Amphenol Corp. 2.2% 4/1/20	7,313,000	7,290,612
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	5,020,000	5,336,708
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.0485% 6/5/20 (b)(c)	4,813,000	4,820,518
		17,447,838
IT Services - 0.8%
IBM Corp. 2.8% 5/13/21	10,000,000	10,045,000
The Western Union Co. 4.25% 6/9/23	5,000,000	5,233,200
		15,278,200
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,259,000	3,263,437

TOTAL INFORMATION TECHNOLOGY		35,989,475

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	2,636,000	2,700,029
The Mosaic Co. 3.25% 11/15/22	1,549,000	1,565,921
		4,265,950
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Simon Property Group LP 2.35% 1/30/22	82,000	81,691
Real Estate Management & Development - 0.6%
Digital Realty Trust LP:
2.75% 2/1/23	1,701,000	1,683,934
3.4% 10/1/20	3,359,000	3,391,899
3.95% 7/1/22	1,849,000	1,917,083
Washington Prime Group LP 3.85% 4/1/20	3,830,000	3,806,063
		10,798,979

TOTAL REAL ESTATE		10,880,670

UTILITIES - 4.5%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 2.15% 11/13/20	2,814,000	2,797,268
Duke Energy Corp. 1.8% 9/1/21	1,305,000	1,283,742
Edison International 2.125% 4/15/20	5,500,000	5,447,570
Eversource Energy 2.5% 3/15/21	2,860,000	2,855,866
Exelon Corp.:
2.85% 6/15/20	7,475,000	7,483,085
3.497% 6/1/22 (b)	4,046,000	4,120,250
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (b)(c)	3,685,000	3,686,209
ITC Holdings Corp. 2.7% 11/15/22	2,814,000	2,806,381
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (b)(c)	1,363,000	1,361,950
		31,842,321
Gas Utilities - 0.7%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.9249% 11/29/19 (b)(c)	4,400,000	4,391,395
3 month U.S. LIBOR + 0.550% 3.1466% 3/12/20 (b)(c)	7,936,000	7,914,897
		12,306,292
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	567,000	565,083
Multi-Utilities - 2.0%
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	1,020,619
Consolidated Edison, Inc. 2% 3/15/20	1,214,000	1,208,368
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(c)	2,558,000	2,353,360
1.6% 8/15/19	3,596,000	3,587,414
2% 8/15/21	1,981,000	1,947,255
NiSource Finance Corp. 2.65% 11/17/22	3,319,000	3,298,723
NiSource, Inc. 3.65% 6/15/23	1,323,000	1,364,522
Public Service Enterprise Group, Inc. 1.6% 11/15/19	2,155,000	2,145,643
Sempra Energy:
1.625% 10/7/19	3,805,000	3,790,383
2.4% 2/1/20	6,000,000	5,985,712
WEC Energy Group, Inc.:
3.1% 3/8/22	2,949,000	2,971,766
3.375% 6/15/21	5,123,000	5,199,169
		34,872,934

TOTAL UTILITIES		79,586,630

TOTAL NONCONVERTIBLE BONDS
(Cost $1,117,579,070)		1,122,643,100

U.S. Treasury Obligations - 6.0%
U.S. Treasury Notes:
1.875% 9/30/22	$10,250,000	$10,245,195
2.125% 12/31/22	33,000,000	33,253,939
2.125% 3/31/24	30,000,000	30,261,328
2.625% 6/30/23	31,000,000	31,859,766
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,045,564)		105,620,228

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
4.5% 7/1/20	25	25
5.5% 11/1/34	1,869,983	2,065,692
7.5% 11/1/31	370	425

TOTAL FANNIE MAE		2,066,142

Freddie Mac - 0.1%
4% 4/1/26	335,083	346,955
5% 4/1/20	2,928	2,941
8.5% 5/1/26 to 7/1/28	26,751	30,323

TOTAL FREDDIE MAC		380,219

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	196,618	221,796
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,685,116)		2,668,157

Asset-Backed Securities - 16.7%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$226,444	$230,683
Ally Auto Receivables Trust Series 2019-1 Class A3, 2.91% 9/15/23	3,026,000	3,069,731
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	4,889,000	4,911,442
Series 2018-2 Class A, 3.29% 5/15/23	5,580,000	5,680,771
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	4,429,000	4,493,248
Series 2018-6 Class A, 3.06% 2/15/24	4,378,000	4,455,504
Series 2019-1 Class A, 2.87% 10/15/24	1,532,000	1,560,817
Bank of America Credit Card Master Trust:
Series 2018-A1 Class A1, 2.7% 7/17/23	5,564,000	5,594,387
Series 2018-A2 Class A2, 3% 9/15/23	4,470,000	4,533,539
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,107,000	2,135,856
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	4,076,000	4,148,111
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	2,591,000	2,611,978
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,106,065	2,101,267
Series 2018-1A Class A3, 3% 11/19/21 (a)	3,722,000	3,739,941
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	3,201,000	3,255,944
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	3,782,000	3,794,177
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	3,170,000	3,161,779
Series 2018-A1 Class A1, 3.01% 2/15/24	2,949,000	2,989,839
Series 2019-A1 Class A1, 2.84% 12/15/24	4,919,000	4,997,685
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	2,109,337	2,098,099
Series 2017-4 Class A3, 2.11% 10/17/22	1,871,000	1,866,529
Series 2018-2 Class A3, 2.98% 1/17/23	2,409,000	2,436,251
Series 2018-4 Class A3, 3.36% 9/15/23	2,578,000	2,643,735
Series 2019-1 Class A3, 3.05% 3/15/24	3,034,000	3,089,969
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	2,087,586	2,077,475
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,416,000	2,452,451
Series 2019-1A Class A1, 2.95% 4/15/31 (a)	3,575,000	3,606,225
Citibank Credit Card Issuance Trust Series 2018-A1 Class A1, 2.49% 1/20/23	5,575,000	5,599,667
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	4,051,000	4,104,631
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	3,282,783	3,292,840
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	2,708,609	2,716,689
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	4,764,963	4,800,334
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (b)(c)	1,524	1,553
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9298% 7/25/34 (b)(c)	103,055	93,945
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,542,000	1,539,100
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,386,000	1,398,784
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,774,000	1,805,936
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	3,500,000	3,513,908
Discover Card Master Trust:
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,483,011
Series 2018-A5 Class A5, 3.32% 3/15/24	5,126,000	5,264,101
Series 2019-A1 Class A1, 3.04% 7/15/24	3,589,000	3,663,288
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,640,000	3,629,911
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,116,000	3,155,334
Series 2019-DA1 Class A2, 2.79% 11/22/21 (a)	5,000,000	5,012,862
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	214,180	213,830
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,657,882	2,651,293
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	1,833,096	1,827,961
Series 2019-1 Class A2, 2.98% 10/22/24 (a)	2,546,000	2,567,381
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,252,749	2,243,726
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,421,000	6,419,614
Series 2017-A Class A3, 1.67% 6/15/21	2,508,276	2,498,275
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	9,501,000	9,496,862
Series 2016-3 Class A1, 1.55% 7/15/21	2,394,000	2,390,870
Series 2017-2 Class A1, 2.16% 9/15/22	4,540,000	4,526,457
Series 2018-1 Class A1, 2.95% 5/15/23	4,500,000	4,554,909
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	2,198,000	2,220,380
Series 2019-2 Class A3, 2.67% 3/21/22	1,270,000	1,278,257
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	3,388,000	3,442,323
GMF Floorplan Owner Revolving Trust:
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,688,000	3,680,345
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	4,242,000	4,300,067
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 4.1298% 6/25/34 (b)(c)	16,706	16,647
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	2,087,742	2,079,533
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	308,293	307,931
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	124,342	124,223
John Deere Owner Trust Series 2018-A Class A3, 2.66% 4/18/22	4,248,000	4,257,722
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,585,000	5,653,082
Mercedes-Benz Auto Lease Trust Series 2019-A Class A3, 3.1% 11/15/21	2,265,000	2,287,130
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.6996% 5/16/22 (a)(b)(c)	5,000,000	5,002,965
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	1,256,016	1,253,332
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (a)(b)(c)	4,214,000	4,222,588
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,639,000	3,637,191
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.8696% 4/18/22 (b)(c)	3,000,000	3,005,458
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (b)(c)	336,368	338,233
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	827,694	827,859
Series 2018-2A Class A, 3.35% 10/15/24 (a)	1,901,794	1,906,611
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	4,414,000	4,405,589
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,746,000	3,762,438
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	1,947,195	1,943,522
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,442,916	2,435,258
Series 2018-2A Class A3 3.325% 8/25/22 (a)	5,061,000	5,130,608
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	2,436,000	2,464,234
SLM Private Credit Student Loan Trust Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 3.4809% 9/15/33 (b)(c)	13,354	13,348
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 3.1609% 12/15/25 (a)(b)(c)	5,586,290	5,590,154
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (b)(c)	114,910	109,453
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	904,449	903,695
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,423,808	2,508,319
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	2,476,378	2,485,689
Series 2019-1A Class A, 3.48% 3/15/25 (a)	809,348	811,481
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	542,509	541,806
Series 2016-2A Class A, 1.68% 5/20/21 (a)	2,079,528	2,074,211
Series 2017-1A Class A, 2.06% 9/20/21 (a)	4,797,215	4,787,409
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,580,000	4,567,266
Series 2018-A Class A1A, 3.23% 4/20/23	5,052,000	5,148,525
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	2,654,000	2,688,410
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	2,004,000	2,030,996
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.9596% 7/17/23 (a)(b)(c)	5,510,000	5,529,548
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,125,133	4,142,044
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	1,999,000	2,024,585
TOTAL ASSET-BACKED SECURITIES
(Cost $294,219,880)		296,144,970

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6732% 5/27/35 (a)(b)	479,124	480,122
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (a)(c)	2,085,385	2,080,987
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (a)(b)(c)	2,585,000	2,584,041
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (a)(b)(c)	1,309,000	1,311,203
Series 2019-2A Class 1A, 0.67% 12/22/69 (a)(d)	3,883,000	3,883,000
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (b)(c)	21,685	21,548
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (a)(b)(c)	7,000,000	6,992,307
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	2,541	2,497
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (a)(c)	3,200,000	3,206,192

TOTAL PRIVATE SPONSOR		20,561,897

U.S. Government Agency - 0.0%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	99,081	110,089
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	514,682	543,746

TOTAL U.S. GOVERNMENT AGENCY		653,835

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,239,565)		21,215,732

Commercial Mortgage Securities - 6.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (b)(e)	14,407	53
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,106,306	1,095,889
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(f)	3,782,380	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,878,397	1,925,293
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.3396% 11/15/35 (a)(b)(c)	3,285,852	3,283,121
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (a)(b)(c)	1,850,000	1,851,739
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2296% 7/15/32 (a)(b)(c)	3,306,000	3,304,007
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 7/15/32 (a)(b)(c)	3,141,000	3,141,980
sequential payer:
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,191,371
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,333,998	1,367,214
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,999,000	2,064,436
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	3,258,011	3,307,684
Series 2013-CR11 Class ASB, 3.66% 8/10/50	2,323,937	2,382,287
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,900,349	1,901,918
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (a)(b)(c)	4,000,000	4,000,000
CSAIL Commercial Mortgage Trust:
sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,626,768
Series 2016-C7 Class A1, 1.5786% 11/15/49	611,889	607,266
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	706,872	701,036
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,314,000	7,705,853
Class A3, 3.482% 1/10/45	2,375,030	2,422,527
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,084,000	3,191,098
Class A4, 3.377% 5/10/45	6,931,789	7,040,501
Series 2014-GC18 Class AAB, 3.648% 1/10/47	52,364	53,643
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	5,365,000	5,629,922
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,148,000	3,178,007
Series 2016-GS4 Class A1, 1.731% 11/10/49	352,615	349,553
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	5,011,634	5,007,392
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,931,000	1,980,890
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	6,679,582	6,592,710
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,437,821	1,477,607
Series 2012-C6 Class A/S, 4.1166% 5/15/45	6,817,295	7,064,803
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	3,933,000	4,009,911
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,181,183	2,205,219
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,134,967	1,125,561
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (a)(b)(c)	3,257,000	3,256,993
Series 2016-BNK2 Class A1, 1.424% 11/15/49	793,702	783,245
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (a)(b)(c)	1,952,581	1,953,271
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (a)(b)(c)	3,234,824	3,271,174
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	2,903,353	2,921,901
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,754,784
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.7896% 6/15/29 (a)(b)(c)	2,587,000	2,585,457
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	285,406	285,077
Series 2016-LC25 Class A1, 1.795% 12/15/59	445,616	442,979
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (a)(b)(c)	3,429,596	3,430,259
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	382,475	384,546
Series 2013-C16 Class ASB, 3.963% 9/15/46	890,267	916,655
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,249,999	1,282,964
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $119,109,082)		119,056,564

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $5,975,000)	5,975,000	5,999,020

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19
(Cost $7,499,394)	7,500,000	7,476,975

Bank Notes - 3.5%
Capital One NA:
1.85% 9/13/19	$3,000,000	$2,992,873
2.35% 1/31/20	4,300,000	4,291,135
Citibank NA:
2.1% 6/12/20	3,500,000	3,484,251
2.844% 5/20/22 (b)	5,000,000	5,013,257
Citizens Bank NA 2.25% 10/30/20	5,661,000	5,634,433
KeyBank NA 3.3% 2/1/22	1,076,000	1,099,326
PNC Bank NA 2.45% 11/5/20	5,000,000	5,001,710
Regions Bank 2.75% 4/1/21	4,346,000	4,345,410
SunTrust Bank:
2.8% 5/17/22	4,500,000	4,511,700
3.502% 8/2/22 (b)	3,548,000	3,612,768
Svenska Handelsbanken AB 3.35% 5/24/21	8,000,000	8,133,391
Synchrony Bank 3.65% 5/24/21	1,893,000	1,918,096
Wells Fargo Bank NA:
2.6% 1/15/21	5,500,000	5,509,995
2.897% 5/27/22 (b)	7,000,000	7,031,867
TOTAL BANK NOTES
(Cost $62,340,277)		62,580,212

Commercial Paper - 0.5%
Catholic Health Initiatives:
3.05% 7/17/19	2,000,000	1,993,535
3.05% 7/17/19	3,000,000	2,990,302
Intesa Funding LLC 3% 8/26/19	4,000,000	3,972,073
TOTAL COMMERCIAL PAPER
(Cost $8,951,847)		8,955,910
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.41% (g)
(Cost $13,937,907)	13,935,120	13,937,907
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,757,582,702)		1,766,298,775
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,625,302
NET ASSETS - 100%		$1,773,924,077

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $402,993,489 or 22.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,129
Total	$145,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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